Nature of Business and Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2020
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Nature of Business and Summary of Significant Accounting Policies

Note 1. Nature of Business and Summary of Significant Accounting Policies

Organization and Nature of Business:

iCap Vault 1, LLC (the “Company”), a Delaware Limited Liability Company (LLC), was formed on July 30, 2018 (“Inception”) pursuant to and in accordance with the Delaware Limited Liability Company Act for the purpose of acquiring real estate investments in the United States and providing a rate of return to its investors. The Company was organized for the principal purposes of (a) sourcing, acquiring, financing and managing a portfolio of investments and (b) engaging in all activities incidental or ancillary thereto as the Managing Member, iCap Vault Management, LLC (the “Manager”), deems necessary or advisable. The Company’s Limited Liability Company Agreement (the “Operating Agreement”) provides for one class of membership units that have the same rights, powers and duties. The Company had 1,000 units issued and outstanding as of December 31, 2020, which were issued at the time of formation. All units are held by one member.

The Company has two wholly owned subsidiaries, Vault Holding, LLC (“Holding”) and Vault Holding 1, LLC (“Holding 1”). Holding was formed September 27, 2018. Holding 1 was formed April 28, 2020. Each entity was formed with the intention of owning one or more standalone subsidiaries (each a “Portfolio SPE”), which itself will hold real property investments. Additionally, the entities provide guaranties to secured noteholders of the Company. Holding provides such a guaranty to holders of private placement secured demand notes. Holding 1 shall provide a guaranty to holders of publicly available variable denomination floating rate demand notes the Company intends to offer through a public offering. As of the date of issuance of these consolidated financial statements, Holding made a loan in the amount of $1,214,032, provided by the Company as an investment in Holding, to Colpitts Sunset LLC, an affiliated entity, in exchange for a promissory note bearing 10% interest and secured by a deed of trust on property owned by Colpitts Sunset, LLC (see Note 7). There has been no activity in Holding 1 since its inception. Except for the note receivable held in Holding, there are no other assets or liabilities held in either Holding or Holding 1.

The Company executed the Operating Agreement as of August 1, 2018, which was amended and restated on September 18, 2020. Each member’s liability is limited to their respective member’s equity plus any debt for which a personal guarantee has been given. The Operating Agreement continues until the Company is dissolved.

On September 18, 2020, the Company, Vault Holding 1, LLC, and American Stock Transfer & Trust Company, LLC, as trustee, entered into an Indenture, which complies with the requirements of the Trust Indenture Act of 1939, as amended, under which the publicly registered demand notes will be offered.

On November 24, 2020, the Securities and Exchange Commission (“SEC”) declared the Company’s Form S-11/A, filed with the SEC on November 2, 2020, effective and the Company is authorized to sell $500,000,000 Variable Denomination Floating Rate Demand Notes (“Public Demand Notes”) on a continuous basis, in a direct public offering. The Public Demand Notes will have the following terms and features:

●	The Public Demand Notes (including the Public Demand Notes purchased with reinvested interest) will accrue a floating rate of interest (the “Floating Rate”) at a rate per annum equal to the Average Savings Account Rate as posted by the Federal Deposit Insurance Corporation (“FDIC”) plus 2.00%, reset quarterly on January 1, April 1, July 1, and October 1 of each year based on the Average Savings Account Rate posted by the FDIC on December 15, March 15, June 15, and September 15, respectively, of the prior month. “Average Savings Account Rate” means the “National Rate” for non-jumbo saving account products, which is a simple average of rates paid by United States depository institutions as calculated by the FDIC.
●	In addition to the Floating Rate, Public Demand Notes are eligible to receive an interest rate premium (“Interest Rate Premiums”) which consist of the following:

1.	Investment Amount. If an investor purchases a minimum of $10,000, $25,000, $50,000, or $100,000 of principal amount of Public Demand Notes, the Company will pay an Interest Rate Premium during the period of time the investor maintains such minimum principal amount of such Public Demand Notes of 0.10%, 0.25%, 0.50%, and 1.00% per year, respectively.

2.	Lock-up. If an investor agrees to waive the right to demand repayment by the Company of the Public Demand Notes for 12, 18 or 24 months, the Company will pay an Interest Rate Premium during such 12, 18, or 24 month period on such Public Demand Notes of 1.00%, 1.50%, and 2.00%, respectively.
3.	Clients of Registered Investment Advisors (“RIA”). If an investor invests in the Public Demand Notes as a client of a RIA with whom the Company has a selling agreement, the Company will pay an Interest Rate Premium of 1.00% per year from the date of the direct investment by the investor until the date the selling agreement is no longer effective. For purposes of determining the term of this offer, reinvested interest shall not be considered a direct investment by an investor.

●	The Floating Rate and Interest Rate Premiums payable on the Public Demand Notes will accrue based on a 365-day year. If an investor elects to opt-into automatic interest reinvestment into Public Demand Notes, the Floating Rate and Interest Rate Premiums will be credited to the investor’s Public Demand Notes on a daily basis and will be reinvested (daily compounding). Otherwise, the Floating Rate and Interest Rate Premiums will be non-compounding and credited to a separate non-interest bearing investor account with the Company on the last business day of each calendar month with no interest reinvestment into the Public Demand Notes.
●	The Public Demand Notes are subject to repayment at an investor’s demand at any time, unless an investor agrees to waive the right to demand repayment in order to receive an Interest Rate Premium, or redemption by the Company at any time.
●	The Public Demand Notes will be secured by the membership interests in Holding 1, which will hold interests in real estate, through wholly owned subsidiaries, and real estate-based financial instruments. However, the Public Demand Notes’ security interest in such membership interests will be subordinated to the security interest in favor of lenders of credit facilities.
●	The payment of principal and interest on the Public Demand Notes is fully and unconditionally guaranteed by Holding 1.
●	The Public Demand Notes have no stated maturity.

There have been no Public Demand Notes issued as of December 31, 2020.

Basis of Accounting:

The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”).

Use of Estimates:

The preparation of consolidated financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Principles of Consolidation:

The consolidated financial statements represent the consolidation of the Company and its wholly owned subsidiaries, Holding and Holding 1. All intercompany accounts and transactions have been eliminated in consolidation.

Cash and Cash Equivalents:

The Company considers all highly liquid investments with original maturities of three months or less when purchased to be cash equivalents. The Company’s cash and cash equivalents are held at major commercial banks which hold balances that at times may exceed the Federal Deposit Insurance Corporation limit. At December 31, 2020, the amounts held by the Company exceed these limits by $862,769. The Company has not experienced any losses in such accounts with these financial institutions. There were no cash equivalents as of December 31, 2020 and December 31, 2019.

The Company sets aside reserves of between 5-10% of the outstanding principal balances in available cash reserves to address demand payments of its private placement secured demand notes pursuant to the private placement memorandum (see Note 3).

Notes Receivable:

Notes receivable are accounted for in the Company’s consolidated balance sheets at the outstanding principal balance, plus accrued interest. Interest income is accrued at the contractual rate of interest over the term of the note. The accrual of interest is discontinued when management believes, after considering collection efforts and other factors, the amount ultimately to be collected will be insufficient to cover the additional interest payments. The Company designates notes as non-performing at such time as (i) the note has a maturity default; or (ii) in the opinion of management, it is probable the Company will be unable to collect all amounts due according to the contractual terms of the note.

The Company reviews notes receivable for impairment as of the balance sheet date and provides an allowance for credit losses if all or a portion of the note is determined to be uncollectible. Notes are charged off to the allowance for credit losses when the contractual amount is no longer realizable.

Capitalized Software:

The Company recognized internal use software development costs in accordance with ASC 350-40, Intangibles – Goodwill and Other – Internal Use Software. Costs of materials, consulting, payroll, and payroll related costs incurred in developing internal use computer software are capitalized when incurred. The cost of certain upgrades and enhancements to internal use software that result in additional functionality are also capitalized. Costs incurred during the preliminary project and post implementation stages are charged to expense as incurred. Once a development project is substantially complete and the software is ready for its intended use, software costs are amortized on a straight-line basis over a three year estimated useful life.

Impairment of Definite-Lived Intangible Assets:

Definite-lived intangible assets are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of such assets may not be recoverable. When it becomes apparent that indicators such as a significant decrease in the market value of an intangible asset group or if material differences between operating results and the Company’s forecasted expectations occur, then an impairment analysis is performed.

If indicators arise, an initial determination of recoverability is performed based on an estimate of the undiscounted future cash flows resulting from the use of the asset and its eventual disposition compared with the carrying value. If the carrying value of the asset group exceeds the undiscounted cash flows, a measurement of an impairment loss for intangible assets is performed. The impairment charge is the excess of the carrying value of the asset group over the fair value, as determined utilizing appropriate valuation techniques.

Due to the Company’s recurring losses, management conducted an impairment analysis and concluded there was $157,143 in impairment expense related to its capitalized software for the year ended December 31, 2020.

Income Taxes:

As a limited liability company, the Company’s taxable income or loss is allocated to the member. Therefore, no provision or liability for income taxes has been included in the consolidated financial statements.

Holding and Holding 1 are subsidiaries, and as single member LLCs are considered disregarded entities for income tax purposes.

The Company’s policy, if it had any uncertain tax positions, would be to recognize accrued interest and penalties related to uncertain tax positions as interest expense and other expense, respectively.

Management evaluated the Company’s tax positions and concluded the Company had no uncertain tax positions that would require disclosure. Since its formation, the Company is subject to income tax examinations by the U.S. federal, state or local tax authorities.

Organizational and Offering Costs:

Costs incurred in the private placement offering and the organization of the Limited Liability Company (collectively “Offering Costs”) are expensed as incurred.

Notes Payable and Related Costs:

The Company has been conducting a private placement of up to $500,000,000 of secured notes (“private placement secured demand notes”) to fund its investment and operational activities. Notes payable are recorded at the principal amount of the notes sold, plus reinvested interest.

The Company has not issued any Public Demand Notes as of December 31, 2020.

Interest is expensed in the period incurred.

Fair Value of Financial Instruments:

The Company calculates the fair value of its assets and liabilities which qualify as financial instruments and includes this additional information in the notes to consolidated financial statements when the fair value is different than the carrying value of these financial instruments. The estimated fair value of related party receivables and payables, affiliated note receivable, private placement secured demand notes, and accounts payable and accrued liabilities approximate their carrying amounts due to the relatively short maturity of these instruments. None of these instruments are held for trading purposes.

Liquidity and Going Concern:

The Company has not issued any Public Demand Notes as of the date that these consolidated financial statements are available to be issued and does not have sufficient cash or a source of revenue sufficient to cover its operation costs. As of December 31, 2020, the Company and its subsidiaries have not made any investments into cash flowing assets and have not generated any revenues to offset its interest expenses and operational expenses resulting in losses from operations and negative operating cash flows since inception. These factors raise substantial doubt regarding the Company’s ability to continue as a going concern within one year after the date these consolidated financial statements are available to be issued. The accompanying consolidated financial statements have been prepared on a going concern basis, which contemplates the realization of assets and the satisfaction of liabilities in the normal course of business. These consolidated financial statements do not include any adjustments relating to the realization of the carrying value of assets or the amounts and classification of liabilities that might be necessary should the Company be unable to continue as a going concern. The Company will be dependent upon the raising of additional capital through issuance of debt in order to implement its business plan. There can be no assurance that the Company will be successful in this situation in order to continue as a going concern. The Company is funding its initial operations from payments of expenses by its related entities, which are included in related party payables on the consolidated balance sheets, equity contributions, and issuance of private placement demand notes.

The Company’s operations may be affected by the recent and ongoing outbreak of the coronavirus disease 2019 (COVID-19) which in March 2020 was declared a pandemic by the World Health Organization. The ultimate disruption which may be caused by the outbreak is uncertain; however, it may result in a material adverse impact on the Company’s financial position, operations and cash flows. Possible areas that may be affected include, but are not limited to, disruption to the Company’s ability to make investments through its subsidiaries, negative impact to revenue related to real estate holdings, negative impact on its workforce, unavailability of professional services and other resources, disruption to credit markets necessary for success of the Company’s business model, and the decline in value of assets held by the Company’s subsidiaries.

The supply of housing inventory in the Greater Seattle area may become further restricted through a shutdown of construction activity. Additionally, a moratorium on real estate transactions may be imposed in reaction to the pandemic. These housing market impacts may limit the Company’s ability to acquire or dispose of real estate assets.

General employment in the region may continue to suffer as the pandemic continues. Some local governments have proposed rent or eviction moratoria, or similar programs of rent abatement, in response to the sudden upturn in unemployment. Any of these factors could cause a future decline in the market rate for residential rentals negatively impacting the Company’s income and cash flow from its real estate holdings.

Employees of affiliated companies could be medically or mentally affected by the pandemic and may be required to continue to work remotely, particularly given potential for complete or partial school closures. This situation could cause a reduction in productivity or the inability to complete critical tasks for the Company.

As of the date of this filing, the Company has not experienced significant impact related to the COVID-19 pandemic.